Staff expenses	12 Months Ended
Dec. 31, 2021
Staff expenses [abstract]
Staff expenses
27

Staff Expenses
Staff expenses
in EUR million 2021 2020 2019
Salaries 4,011 3,751 3,572
Pension costs and other staff-related benefit costs 408 395 366
Social security costs 563 538 530
Share-based compensation arrangements 31 19 41
External employees 699 881 974
Education 47 43 64
Other staff costs 182 186 208
5,941 5,812 5,755
Share-based compensation arrangements include EUR 29

million (2020: EUR
17

million; 2019: EUR
38

million)
relating to equity-settled share-based payment arrangements and EUR 2 million (2020: EUR
2

million; 2019: EUR
3

million) relating to cash-settled share-based payment arrangements.
Number of employees
Netherlands Rest of the world Total
2021 2020 2019 2021 2020 2019 2021 2020 2019
Total average

number
of internal employees at full time
equivalent basis
15,138 15,201 14,415 42,523 40,701 39,016 57,660 55,901 53,431
Remuneration of senior management, Executive Board and Supervisory Board
Reference is made to Note 50 ‘Related parties’.
Share plans and Stock Options
ING grants various types of share awards, namely deferred shares, performance shares and upfront shares, which form part of the variable remuneration offering via the Long-term Sustainable Performance Plan (LSPP). The entitlement to the LSPP share awards is granted conditionally. If the participant remains in employment for an uninterrupted period between the grant date and the vesting date, the entitlement becomes unconditional, with the exception of the upfront shares which are immediately vested upon grant. Upfront and deferred shares awarded to the Management Board members of ING Group as well as identified staff, have a retention obligation that must be adhered to upon vesting, typically a minimum retention of 12 months applies. ING has the authority
to apply a holdback to awarded but unvested shares and a clawback to vested shares.

In addition to the LSPP share awards, ING paid a number of senior employees fixed shares. The number of shares
were determined each month from a cash value that forms part of the employee fixed remuneration. The shares were immediately vested to the employee, but had a minimum holding requirement of two years before the
employee can dispose of the shares. The fixed shares are not subject to holdback or clawback.
The share awards granted in 2021 relate to the performance year 2020. In 2021, 0 share awards (2020:
63,837 ;
2019: 0
) were granted to the members of the Executive Board of ING Groep N.V.,

and

123,750

share awards
(2020: 122,338 ; 2019: 2,837 ) were granted to the Management Board Banking. To senior management and other employees

3,267,372

share awards (2020:
3,678,776 ; 2019: 2,167,817 ) were granted.
The obligations with regard to share plans are funded by newly issued shares at the discretion of ING Group.
In 2010, the Group Executive Board has decided not to continue the option scheme as from 2011. These option
schemes have run off during the financial year 2020.

On 31 December 2019 there were 2,356,343

options outstanding and in 2019
2,186,316

options were exercised.
The weighted average share price at the date of exercise for options exercised during 2020 was EUR
5.73

(2019:
10.89 ).
Changes in share awards
Share awards (in numbers)
Weighted average grant

date fair
values (in euros)
2021 2020 2019 2021 2020 2019
Opening balance 3,878,219 3,857,048 5,854,999 7.25 11.14 11.62
Granted 3,391,122 3,864,951 2,170,654 9.69 5.12 10.04
Performance effect 11.12
Vested -3,459,163 -3,690,340 -3,945,020 9.25 9.01 11.23
Forfeited -135,506 -153,440 -223,585 7.61 8.55 11.39
Closing balance 3,674,672 3,878,219 3,857,048 7.60 7.25 11.14
As at 31 December 2021 the share awards consists of 3,154,715 share awards (2020:
3,326,457 ; 2019: 3,346,004 )
relating to equity-settled share-based payment arrangements and 519,957 share awards (2020:
551,762 ; 2019:
511,044 ) relating to cash-settled share-based payment arrangements.
The fair value of share awards granted is recognised as an expense under Staff expenses and is allocated over the vesting period of the share awards. The fair value calculation takes into account the current stock prices, expected volatilities and the dividend yield of ING shares.

As at 31 December 2021, total unrecognised compensation costs related to share awards amount to EUR 13 million (2020: EUR 10

million; 2019: EUR
15

million). These costs are expected to be recognised over a weighted average period of 1.7

years (2020:
1.6

years; 2019:
1.4

years).